Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income (loss)	$ 26,817,688	$ (10,630,728)	$ (8,173,890)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation	6,056,033	4,698,953	3,035,122
Depreciation and amortization	1,649,136	1,973,423	2,164,992
Provision of allowance for doubtful accounts	74	(193,832)	521,567
Gain (loss) from equity method investment	66,970		(2,773,839)
Gain from short-term investments	(216,025)	(58,451)	(132,069)
Deferred taxes	(502,052)	(106,900)	(357,014)
Loss on disposal of property and equipment	390,296	194,136	163,963
Gain from sales of cost method investment	(4,648,302)	(4,337,736)	0
Loss from impairment of intangible assets	250,360	1,802,125	0
Loss from impairment of goodwill	0	8,149,525	0
Gain from business restructure		(90,666)
Gain on the interest sold and retained noncontrolling investment	(9,999,801)	0	0
Changes in assets and liabilities:
Accounts receivable, others	586,009	2,371,865	(8,132,005)
Accounts receivable, margin clients	(2,666,812)	4,413,011	8,933,007
Prepaid expenses and other current assets	369,290	(1,284,341)	1,131,750
Advances to employees			1,071,769
Trust bank balances held on behalf of customers	(2,267,808)	(1,928,568)	(1,181,312)
Restricted cash	5,403	(1,560)	7,143
Rental deposits	(204,811)	(368,933)	(273,402)
Guarantee deposit funds	(1,576,128)	865,963	(4,881,966)
Amounts due from noncontrolling shareholders	2,690,941	(1,821,928)
Deferred revenue	1,794,179	(1,749,432)	(2,866,258)
Account payable	(5,182,939)	(2,671,121)	11,666,365
Accrued expenses and other current liabilities	2,596,050	161,455	(1,189,465)
Amounts due to customers for the trust bank balance held on their behalf	2,267,808	1,928,568	1,181,312
Income taxes payable	1,541,421	(142,692)	242,886
Net cash provided by operating activities	19,816,980	1,172,136	158,656
Investing activities:
Purchase of property and equipment	(3,350,260)	(3,158,042)	(833,921)
Purchase of intangible assets		(81,378)	(578,624)
Acquisition of businesses (net of cash acquired of $121,044, nil and $14,463 for the years ended December 31, 2013, 2014, and 2015, respectively)	14,463	(705,180)	(3,627,963)
Business restructure (Note 4)	(354,284)	(2,873,988)
Proceeds from disposal of affiliates (Note 13)	8,463,170
Acquisition of equity method investment	(327,263)		(21,525,608)
Proceeds from transfer of equity method investment	12,765,427		11,445,202
Loan given to equity method investee			(20,461,773)
Repayment of loans given to equity method investee	9,807,585		10,247,235
Proceeds from transfer equity interest to noncontrolling shareholders	72,271
Advances related to disposal of subsidiaries (Note 18 (i))	5,299,758
Purchase of short-term investments	(105,354,947)	(90,694,201)	(83,911,858)
Proceeds from sales of short-term investments	105,562,667	90,764,098	86,716,413
Acquisition of cost method investment		(81,378)	(309,698)
Proceeds from sales of cost method investment	7,959,237	2,168,868
Restricted cash			29,282,705
Loan receivable			994,459
Proceeds from disposal of fixed assets		63,038	140,942
Net cash provided by (used in) investing activities	40,557,824	(4,598,163)	7,577,511
Financing activities:
Proceeds from stock options exercised by employees	294,193	654,069	640
Proceeds from stock options exercised by nonemployees	175,200
Proceeds from paid-in capital of noncontrolling shareholders	488,155		1,397,616
Repayment of short-term loan			(13,536,161)
Dividends paid to noncontrolling shareholders	(6,549,628)	(1,025,788)
Net cash used in financing activities	(5,592,080)	(371,719)	(12,137,905)
Effect of exchange rate changes	(1,587,189)	(34,691)	(133,308)
Net (decrease) increase in cash and cash equivalents	53,195,535	(3,832,437)	(4,535,046)
Cash and cash equivalents, beginning of the year	32,538,513	36,370,950	40,905,996
Cash and cash equivalents, end of the year	85,734,048	32,538,513	36,370,950
Supplemental disclosure of cash flow information
Income taxes paid	682,232	758,006	81,188
Interest paid	$ 514	$ 5,130	$ 174,353